Shareholder Report, Line Graph (Details) 193774_Innovator U.S. Equity Ultra Buffer ETF - January_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Dec. 31, 2018	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator U.S. Equity Ultra Buffer ETF - January NAV
Accumulated Value	$ 16,942	$ 15,230	$ 12,833	$ 11,780	$ 12,509	$ 11,308	$ 11,039	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	30,444	25,067	18,162	16,489	19,311	13,512	12,316	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500
Accumulated Value	$ 27,286	$ 22,759	$ 16,729	$ 15,446	$ 18,371	$ 13,044	$ 12,117	$ 10,000